BORROWINGS (Schedule of Bank Borrowings and Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Short-term bank borrowings	$ 377.4	$ 255.6
Long-term bank borrowings, current portion	149.8	160.4
Malaysian Government Loan, current portion	0.7	0.7
Debt, current	527.9	416.7
Long-term bank borrowings, non-current portion	420.0	429.2
Malaysian Government Loan, non-current portion	123.7	124.3
Long-term debt	543.7	553.5
Total borrowings	$ 1,071.6	$ 970.2